Note 4 - Revenue and Segmental Information - Revenue by Product and Service (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 13,617	$ 40,411	$ 47,986	$ 39,036
Electrical equipment and related services [member]
Statement Line Items [Line Items]
Revenue	13,484	38,832	47,917	37,799
Development fees [member]
Statement Line Items [Line Items]
Revenue	0	185	69	90
Conversion kits [member]
Statement Line Items [Line Items]
Revenue	0	137	0	0
Vehicle spec conversion [member]
Statement Line Items [Line Items]
Revenue	0	1,219	0	0
Accessories [member]
Statement Line Items [Line Items]
Revenue	0	38	0	0
Other [member]
Statement Line Items [Line Items]
Revenue	$ 133	$ 0	$ 0	$ 1,147